UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

FORM N-Q

AUGUST 31, 2012

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited)	August 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 13.3%
Hotels, Restaurants & Leisure - 0.4%
Brinker International Inc.	47,500	$1,636,850

Internet & Catalog Retail - 0.8%
Amazon.com Inc.	7,300	1,812,079	*
Expedia Inc.	26,550	1,363,608

Total Internet & Catalog Retail		3,175,687

Leisure Equipment & Products - 0.4%
Polaris Industries Inc.	21,000	1,578,990

Media - 5.5%
CBS Corp., Class B Shares	133,500	4,851,390
Charter Communications Inc., Class A Shares	32,900	2,559,620	*
Comcast Corp., Class A Shares	93,890	3,148,132
DIRECTV	34,100	1,776,269	*
Discovery Communications Inc., Class A Shares	12,300	674,532	*
DISH Network Corp., Class A Shares	33,100	1,058,869
Omnicom Group Inc.	21,500	1,104,455
Time Warner Cable Inc.	17,860	1,586,325
Time Warner Inc.	74,000	3,074,700
Viacom Inc., Class B Shares	59,600	2,980,596

Total Media		22,814,888

Multiline Retail - 2.3%
Dillard’s Inc., Class A Shares	53,200	3,994,256
Macy’s Inc.	55,900	2,253,329
Target Corp.	47,500	3,044,275

Total Multiline Retail		9,291,860

Specialty Retail - 3.3%
AutoZone Inc.	3,000	1,084,920	*
Foot Locker Inc.	37,100	1,282,547
Home Depot Inc.	62,800	3,563,900
O’Reilly Automotive Inc.	17,700	1,503,615	*
PetSmart Inc.	35,539	2,520,426
Ross Stores Inc.	53,340	3,690,594

Total Specialty Retail		13,646,002

Textiles, Apparel & Luxury Goods - 0.6%
Coach Inc.	15,800	918,454
Ralph Lauren Corp.	11,100	1,761,015

Total Textiles, Apparel & Luxury Goods		2,679,469

TOTAL CONSUMER DISCRETIONARY		54,823,746

CONSUMER STAPLES - 7.7%
Beverages - 2.2%
Coca-Cola Co.	52,000	1,944,800
Constellation Brands Inc., Class A Shares	109,100	3,593,754	*
Monster Beverage Corp.	33,000	1,944,690	*
PepsiCo Inc.	21,900	1,586,217

Total Beverages		9,069,461

Food & Staples Retailing - 1.2%
CVS Caremark Corp.	77,200	3,516,460
Wal-Mart Stores Inc.	19,190	1,393,194

Total Food & Staples Retailing		4,909,654

Food Products - 2.2%
Bunge Ltd.	19,200	1,222,080
ConAgra Foods Inc.	53,500	1,343,385
Dean Foods Co.	116,100	1,906,362	*
Hormel Foods Corp.	71,300	2,047,736
Kellogg Co.	9,800	496,370
Kraft Foods Inc., Class A Shares	31,800	1,320,654
Tyson Foods Inc., Class A Shares	51,400	804,924

Total Food Products		9,141,511

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2012

SECURITY	SHARES	VALUE
Household Products - 1.0%
Kimberly-Clark Corp.	25,500	$2,131,800
Procter & Gamble Co.	30,420	2,043,920

Total Household Products		4,175,720

Tobacco - 1.1%
Philip Morris International Inc.	51,060	4,559,658

TOTAL CONSUMER STAPLES		31,856,004

ENERGY - 11.1%
Energy Equipment & Services - 1.4%
Oceaneering International Inc.	42,000	2,248,680
Oil States International Inc.	31,530	2,466,907	*
RPC Inc.	76,500	937,125

Total Energy Equipment & Services		5,652,712

Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	79,840	8,954,854
ConocoPhillips	29,200	1,658,268
Exxon Mobil Corp.	115,285	10,064,381
Hess Corp.	32,800	1,657,384
Marathon Petroleum Corp.	74,400	3,850,200
Occidental Petroleum Corp.	47,500	4,037,975
Phillips 66	28,050	1,178,100
Plains Exploration & Production Co.	29,200	1,148,144	*
Tesoro Corp.	61,100	2,428,114
Valero Energy Corp.	130,800	4,088,808
Williams Cos. Inc.	27,900	900,333

Total Oil, Gas & Consumable Fuels		39,966,561

TOTAL ENERGY		45,619,273

FINANCIALS - 12.7%
Capital Markets - 0.3%
Ameriprise Financial Inc.	22,500	1,235,475

Commercial Banks - 3.5%
BOK Financial Corp.	15,900	915,363
East-West Bancorp Inc.	70,200	1,540,188
Regions Financial Corp.	121,200	843,552
U.S. Bancorp	126,800	4,236,388
Wells Fargo & Co.	199,740	6,797,152

Total Commercial Banks		14,332,643

Consumer Finance - 0.9%
Discover Financial Services	97,200	3,764,556

Diversified Financial Services - 2.9%
Bank of America Corp.	232,620	1,858,634
Citigroup Inc.	81,230	2,413,343
JPMorgan Chase & Co.	137,455	5,105,079
Nasdaq OMX Group Inc.	58,900	1,347,043
Principal Financial Group Inc.	47,750	1,310,260

Total Diversified Financial Services		12,034,359

Insurance - 3.2%
AFLAC Inc.	48,950	2,260,511
Allstate Corp.	58,500	2,180,880
Assurant Inc.	55,480	1,955,670
Berkshire Hathaway Inc., Class B Shares	29,000	2,445,860	*
Everest Re Group Ltd.	21,000	2,176,860
Prudential Financial Inc.	8,200	446,982
Torchmark Corp.	24,100	1,233,438
Validus Holdings Ltd.	18,000	603,180

Total Insurance		13,303,381

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2012

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 1.9%
Apartment Investment and Management Co., Class A Shares	70,150	$1,857,572
Camden Property Trust	28,400	1,971,812
DDR Corp.	55,900	850,798
Kimco Realty Corp.	35,900	729,488
Post Properties Inc.	19,400	990,370
Regency Centers Corp.	27,600	1,352,400

Total Real Estate Investment Trusts (REITs)		7,752,440

TOTAL FINANCIALS		52,422,854

HEALTH CARE - 11.7%
Biotechnology - 1.5%
Amgen Inc.	22,930	1,924,286
Celgene Corp.	12,500	900,500	*
Gilead Sciences Inc.	25,900	1,494,171	*
Regeneron Pharmaceuticals Inc.	13,100	1,939,455	*

Total Biotechnology		6,258,412

Health Care Equipment & Supplies - 1.6%
Baxter International Inc.	39,300	2,306,124
Covidien PLC	23,700	1,328,385
Medtronic Inc.	28,300	1,150,678
Thermo Fisher Scientific Inc.	30,100	1,726,235

Total Health Care Equipment & Supplies		6,511,422

Health Care Providers & Services - 3.3%
Aetna Inc.	35,748	1,373,080
Cardinal Health Inc.	56,680	2,241,694
CIGNA Corp.	37,200	1,702,644
Express Scripts Holding Co.	28,382	1,777,281	*
Humana Inc.	32,400	2,270,592
McKesson Corp.	19,100	1,663,801
UnitedHealth Group Inc.	52,740	2,863,782

Total Health Care Providers & Services		13,892,874

Life Sciences Tools & Services - 0.3%
Charles River Laboratories International Inc.	32,400	1,176,768	*

Pharmaceuticals - 5.0%
Abbott Laboratories	43,300	2,837,882
Bristol-Myers Squibb Co.	29,500	973,795
Eli Lilly & Co.	67,580	3,035,018
Forest Laboratories Inc.	34,100	1,182,929	*
Johnson & Johnson	33,480	2,257,556
Merck & Co. Inc.	85,994	3,702,042
Pfizer Inc.	274,041	6,538,618

Total Pharmaceuticals		20,527,840

TOTAL HEALTH CARE		48,367,316

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.8%
Boeing Co.	57,400	4,098,360
Honeywell International Inc.	16,130	942,799
ITT Corp.	21,300	423,870
Lockheed Martin Corp.	15,410	1,404,467
Northrop Grumman Corp.	29,900	2,000,011
Raytheon Co.	27,090	1,531,127
Triumph Group Inc.	16,200	962,766

Total Aerospace & Defense		11,363,400

Airlines - 0.3%
Southwest Airlines Co.	147,700	1,320,438

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2012

SECURITY	SHARES	VALUE
Construction & Engineering - 0.2%
Jacobs Engineering Group Inc.	17,100	$676,134	*

Industrial Conglomerates - 4.0%
General Electric Co.	408,020	8,450,094
Tyco International Ltd.	81,899	4,617,466
United Technologies Corp.	40,300	3,217,955

Total Industrial Conglomerates		16,285,515

Machinery - 1.8%
AGCO Corp.	36,400	1,532,076	*
Cummins Inc.	22,300	2,165,553
Dover Corp.	22,600	1,306,506
Joy Global Inc.	35,900	1,916,342
Wabtec Corp.	8,100	632,934

Total Machinery		7,553,411

Professional Services - 0.2%
Manpower Inc.	26,200	972,282

Road & Rail - 1.5%
CSX Corp.	61,500	1,381,290
Norfolk Southern Corp.	38,200	2,767,972
Union Pacific Corp.	16,800	2,040,192

Total Road & Rail		6,189,454

TOTAL INDUSTRIALS		44,360,634

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 2.6%
Cisco Systems Inc.	325,220	6,205,198
QUALCOMM Inc.	75,490	4,639,615

Total Communications Equipment		10,844,813

Computers & Peripherals - 4.9%
Apple Inc.	28,520	18,972,645
Western Digital Corp.	30,200	1,262,964	*

Total Computers & Peripherals		20,235,609

Electronic Equipment, Instruments & Components - 0.6%
Avnet Inc.	35,400	1,140,234	*
Tech Data Corp.	24,400	1,185,352	*

Total Electronic Equipment, Instruments & Components		2,325,586

Internet Software & Services - 2.0%
eBay Inc.	54,000	2,563,380	*
Google Inc., Class A Shares	6,500	4,453,085	*
IAC/InterActiveCorp	27,000	1,399,680

Total Internet Software & Services		8,416,145

IT Services - 3.4%
International Business Machines Corp.	43,020	8,382,447
MasterCard Inc., Class A Shares	4,400	1,860,760
Visa Inc., Class A Shares	27,850	3,571,763

Total IT Services		13,814,970

Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials Inc.	110,200	1,288,238
Broadcom Corp., Class A Shares	36,000	1,279,080
Intel Corp.	260,100	6,458,283
LSI Corp.	234,800	1,829,092	*

Total Semiconductors & Semiconductor Equipment		10,854,693

Software - 4.5%
Activision Blizzard Inc.	175,400	2,062,704
Microsoft Corp.	294,750	9,084,195
Oracle Corp.	155,710	4,928,221
Symantec Corp.	69,400	1,237,402	*
VMware Inc., Class A Shares	13,900	1,237,656	*

Total Software		18,550,178

TOTAL INFORMATION TECHNOLOGY		85,041,994

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2012

SECURITY			SHARES	VALUE
MATERIALS - 4.5%
Chemicals - 3.0%
CF Industries Holdings Inc.			9,680	$2,003,857
E.I. du Pont de Nemours & Co.			11,580	576,105
Huntsman Corp.			116,700	1,678,146
Monsanto Co.			30,000	2,613,300
Mosaic Co.			32,000	1,853,120
PPG Industries Inc.			24,500	2,695,490
Rockwood Holdings Inc.			17,800	842,652

Total Chemicals				12,262,670

Metals & Mining - 1.2%
Alcoa Inc.			91,400	782,384
Freeport-McMoRan Copper & Gold Inc.			57,100	2,061,881
Yamana Gold Inc.			129,390	2,216,450

Total Metals & Mining				5,060,715

Paper & Forest Products - 0.3%
Domtar Corp.			14,900	1,079,356

TOTAL MATERIALS				18,402,741

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T Inc.			98,660	3,614,902
Verizon Communications Inc.			115,360	4,953,559

TOTAL TELECOMMUNICATION SERVICES				8,568,461

UTILITIES - 3.4%
Electric Utilities - 0.5%
NV Energy Inc.			123,900	2,173,206

Gas Utilities - 0.5%
Energen Corp.			38,900	1,985,845

Multi-Utilities - 2.1%
Alliant Energy Corp.			50,400	2,221,632
CenterPoint Energy Inc.			127,800	2,605,842
CMS Energy Corp.			64,700	1,492,629
NiSource Inc.			88,100	2,144,354

Total Multi-Utilities				8,464,457

Water Utilities - 0.3%
American Water Works Co. Inc.			34,900	1,286,763

TOTAL UTILITIES				13,910,271

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $331,520,304)				403,373,294

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
State Street Bank & Trust Co. repurchase agreement dated 8/31/12; Proceeds at maturity - $7,830,009; (Fully collateralized by U.S. Treasury Notes, 0.375% due 4/15/15; Market Value - $7,991,197) (Cost - $7,830,000)	0.010%	9/4/12	$7,830,000	7,830,000

TOTAL INVESTMENTS - 99.8% (Cost - $339,350,304#)				411,203,294
Other Assets in Excess of Liabilities - 0.2%				1,006,403

TOTAL NET ASSETS - 100.0%				$412,209,697

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$403,373,294	—	—	$403,373,294
Short-term investments†	—	$7,830,000	—	7,830,000

Total investments	$403,373,294	$7,830,000	—	$411,203,294

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$79,180,161
Gross unrealized depreciation	(7,327,171)

Net unrealized appreciation	$71,852,990

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2012, the Fund did not invest in any derivative instruments.

Notes to Schedule of Investments (continued)

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2012